Net Revenue from sales and Services (Tables)	12 Months Ended
Dec. 31, 2021
Net Revenue from sales and Services
Schedule of revenue by categories
	December 31, 2021	December 31, 2020	December 31, 2019
Learning Systems
Gross revenue	568,522	608,200	542,070
Deductions from gross revenue
Taxes	(219)	(40)	(79)
Discounts	(14,302)	(8,603)	(37,989)
Returns	(41,919)	(17,553)	(9,350)
Net revenue	512,083	582,003	494,652
Textbooks
Gross revenue	212,708	308,298	339,535
Deductions from gross revenue
Taxes	(1,608)	(250)	(2,251)
Discounts	-	-	-
Returns	(41,330)	(72,488)	(58,757)
Net revenue	169,770	235,560	278,527
Complementary Education Services
Gross revenue	148,817	63,491	33,106
Deductions from gross revenue
Taxes	(961)	(17)	(37)
Discounts	-	(6)	(1)
Returns	(10,459))	(2,880)	(1,880)
Net revenue	137,397	60,588	31,188
Other services
Gross revenue	34,498	34,118	83,094
Deductions from gross revenue
Taxes	(3,034)	(3,864)	(3,686)
Discounts	-	-	(911)
Returns	-	-	(605)
Net revenue	31,463	30,254	77,892
Total Content & EdTech
Gross revenue	964,545	1,014,107	997,805
Deductions from gross revenue
Taxes	(5,822)	(4,171)	(6,053)
Discounts	(14,302)	(8,609)	(38,901)
Returns	(93,708)	(92,921)	(70,592)
Net revenue	850,713	908,406	882,259
E-commerce
Gross revenue	100,084	97,632	112,352
Deductions from gross revenue
Taxes	(2,473)	(2,261)	(3,239)
Discounts	-	-	-
Returns	(2,595)	(6,149)	(1,689)
Net revenue	95,016	89,222	107,424

Other digital services
Gross revenue	1,850	-	-
Deductions from gross revenue
Taxes	(160)	-	-
Discounts	-	-	-
Returns	-	-	-
Net revenue	1,690	-	-
Total Digital Services
Gross revenue	101,934	97,632	112,352
Deductions from gross revenue
Taxes	(2,633)	(2,261)	(3,239)
Discounts	-	-	-
Returns	(2,595)	(6,149)	(1,689)
Net revenue	96,706	89,222	107,424
Total
Gross revenue	1,066,479	1,111,739	1,110,157
Deductions from gross revenue
Taxes	(8,456)	(6,431)	(9,292)
Discounts	(14,302)	(8,609)	(38,901)
Returns	(96,303)	(99,071)	(72,281)
Net revenue	947,419	997,628	989,683
Sales	914,266	967,374	971,250
Service	33,153	30,254	18,433
Net revenue	947,419	997,628	989,683